5. Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 11 – Commitments and Contingencies

Litigations, Claims, and Assessments

The Company is involved in various disputes, claims, liens and litigation matters arising out of the normal course of business. While the outcome of these disputes, claims, liens and litigation matters cannot be predicted with certainty, after consulting with legal counsel, management does not believe that the outcome of these matters will have a material adverse effect on the Company's combined financial position, results of operations or cash flows.

Employment Agreement

On November 5, 2019, the Company entered into an employment agreement (the “CEO Agreement”) with the Company’s Chief Executive Officer (“CEO”). The CEO Agreement is effective as of September 20, 2019. The CEO Agreement provides for a base salary of $300,000 per annum as well as annual incentive bonuses as determined by the Board of Directors, subject to the attainment of certain objectives. The CEO Agreement provides for severance equal to the twelve months of the CEO’s base salary. In connection with the CEO agreement, the CEO also received 17,668 of the Company’s restricted common stock, with a grant date value of $100,000, which vests one year from date of issuance (See Note 12 – Equity, Restricted Stock). The employment agreement expires on August 9, 2022 and may be extended for a period up to one year upon mutual written agreement by the CEO and the Company at least thirty days prior to expiration.

Consulting Agreement

On August 9, 2019 the Company entered into a consulting services agreement with a related party, Black Ridge Oil & Gas, the Company’s prior sponsor (“BROG”), pursuant to which BROG will provide administration and accounting services to the Company through December 31, 2019, in exchange for consulting fees in the aggregate of $348,853.

Operating Leases

On March 29, 2019, AEM entered into a 167-month operating lease for approximately 25,000 square feet of space located in Irvine, California (the “New Irvine Lease”) with respect to its operations. On June 15, 2019, the New Irvine Lease was amended to reduce the leased space to approximately 15,000 square feet. On August 9, 2019 the lease was assigned to WPT. The initial base rent pursuant to the leases, as amended, is $39,832 per month, increasing to $58,495 per month over the term of the lease. The New Irvine Lease also provides for a tenant improvement allowance of up to $1,352,790.

The Company’s aggregate rent expense incurred during the three and nine months ended September 30, 2019 amounted to $711,302 and $2,079,800, respectively, of which $96,278 and $288,835, respectively was capitalized into deferred production costs, $448,861 and $1,073,864, respectively, was included within in-person cost of revenues, and $166,163 and $717,102, respectively, was included within general administrative expenses on the condensed consolidated statements of operations. The Company’s aggregate rent expense incurred during the three and nine months ended September 30, 2018 amounted to $706,160 and $2,420,717, respectively, of which $96,278 and $288,835, respectively was capitalized into deferred production costs, $370,993 and $1,395,203, respectively, was included within in-person cost of revenues, and $238,889 and $736,679, respectively, was included within general administrative expenses on the condensed consolidated statements of operations.

Investment Agreements

In June 2019, the Company entered into an exclusive ten-year strategic investment and revenue sharing agreement (the “TV Azteca Agreement”) with TV Azteca, in order to expand the Allied Esports brand into Mexico. Pursuant to the terms of the TV Azteca Agreement, as amended, TV Azteca purchased 742,692 shares of AESE common stock for $5,000,000.

In connection with the TV Azteca Agreement, AESE will provide $7,000,000 to be used for various strategic initiatives including digital channel development, facility and flagship construction in Mexico, co-production of Spanish language content, platform localization, and marketing initiatives. The Company will be entitled to various revenues generated from the investment.

Currently, the Company has paid $3,500,000 with the rest of the payments as follows:

•	$1,500,000 payable on March 1, 2020;
•	$1,000,000 payable on March 1, 2021, and
•	$1,000,000 payable on March 1, 2022.

In June 2019, the Company entered into an agreement (the “Simon Agreement”) with Simon Equity Development, LLC (“Simon”), a shareholder of the Company, pursuant to which Allied Esports will conduct a series of mobile esports gaming tournaments and events at selected Simon shopping malls and online called the Simon Cup, and will also develop esports and gaming venues at certain Simon shopping malls in the U.S. The Simon Cup will be staged in each of 2019, 2020 and 2021. In connection with the Simon Agreement, AESE placed $5,000,000 of cash into an escrow account to be utilized for various strategic initiatives including the build-out of branded esports facilities at Simon malls, and esports event programs.

As of September 30, 2019, the balance in the escrow account is $4,950,000, which is shown as restricted cash on the accompanying condensed consolidated balance sheet. (See Note 13 – Subsequent Events).

Note 5 — Commitments

Agreements with underwriters and investment advisors

The Company engaged the underwriters as advisors in connection with our Initial Business Combination to assist us in holding meetings with our shareholders to discuss the potential business combination and the target business’ attributes, introduce us to potential investors that are interested in purchasing our securities, assist us in obtaining shareholder approval for the business combination and assist us with our press releases and public filings in connection with the business combination. The Company will pay the underwriters a cash fee for such services upon the consummation of our initial business combination in an amount of approximately $4,080,000 (exclusive of any applicable finders’ fees which might become payable).

We have engaged an investment advisor to assist us in connection with due diligence, financial analysis and positioning the Company in the capital markets (the “Capital Markets Fee”) related to the Proposed Business Combination. The Company will pay the investment advisor a cash fee of approximately $2,000,000 for due diligence and advisory services upon the consummation of the Proposed Business Combination. The Company will also pay the Capital Markets Fee of 3% of the cash or securities available for the closing of the Proposed Business Combination including the proceeds received from the trust account net of cash reserved to fulfill redemption requests upon the consummation of the Proposed Business Combination.

Registration Rights

The holders of our founders’ shares issued and outstanding on the date of the Initial Public Offering, as well as the holders of the private units and any units our sponsor, officers, directors or their affiliates may be issued in payment of working capital loans made to us (and all underlying securities), are entitled to registration rights pursuant to a registration rights agreement dated October 4, 2017. The holders of a majority of these securities are entitled to make up to two demands that we register such securities. The holders of the majority of the founders’ shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the private units and units issued to our sponsor, officers, directors or their affiliates in payment of working capital loans made to us (or underlying securities) can elect to exercise these registration rights at any time after we consummate a business combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our consummation of a business combination. We will bear the expenses incurred in connection with the filing of any such registration statements.